Schedule of investments
Delaware Ivy Multi-Asset Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.63%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	72,197	$ 65,903
Fannie Mae S.F. 20 yr 4.00% 9/1/42	61,054	58,176
Fannie Mae S.F. 30 yr
2.00% 3/1/51	226,159	185,311
3.00% 1/1/50	386,352	343,179
3.00% 2/1/52	71,451	63,191
3.50% 6/1/51	283,074	258,955
3.50% 6/1/52	204,339	186,245
4.00% 5/1/51	46,166	43,898
4.50% 1/1/50	127,891	126,297
4.50% 10/1/52	116,774	112,282
4.50% 2/1/53	201,930	194,160
5.00% 9/1/52	11,278	11,059
5.50% 8/1/52	134,921	134,494
5.50% 10/1/52	6,546	6,537
5.50% 3/1/53	181,764	180,908
6.00% 6/1/53	53,428	53,896

Freddie Mac S.F. 20 yr 3.00% 5/1/40	279,097	253,870
Freddie Mac S.F. 30 yr
2.50% 7/1/50	413,482	353,638
4.00% 8/1/52	168,198	158,580
4.00% 9/1/52	44,433	41,717
4.50% 10/1/52	55,411	53,281
5.00% 7/1/52	266,487	261,383
5.50% 9/1/52	30,245	30,495
5.50% 10/1/52	81,381	81,073
Total Agency Mortgage-Backed Securities (cost $3,480,595)		3,258,528

Convertible Bond — 0.77%
New Cotai 5.00% exercise price $0.00, maturity date 2/2/27 =	360,230	946,393
Total Convertible Bond (cost $348,606)		946,393

Corporate Bonds — 34.08%
Banking — 0.79%
Bank of America
5.288% 4/25/34 μ	115,000	113,983
6.204% 11/10/28 μ	70,000	72,006
Citigroup
5.61% 9/29/26 μ	95,000	94,922
6.174% 5/25/34 μ	70,000	70,648

Fifth Third Bancorp 6.361% 10/27/28 μ	43,000	42,846
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Goldman Sachs Group 1.542% 9/10/27 μ	180,000	$ 158,319
JPMorgan Chase & Co. 1.953% 2/4/32 μ	220,000	175,363
KeyBank 5.85% 11/15/27	30,000	28,274
Morgan Stanley
5.25% 4/21/34 μ	85,000	83,973
6.296% 10/18/28 μ	33,000	33,940

SVB Financial Group 4.57% 4/29/33 ‡	74,000	49,681
US Bancorp
4.653% 2/1/29 μ	16,000	15,299
5.836% 6/12/34 μ	40,000	40,308
		979,562
Basic Industry — 1.53%
Chemours 144A 5.75% 11/15/28 #	455,000	418,529
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	195,403
144A 8.625% 6/1/31 #	330,000	338,623

FMG Resources August 2006 144A 5.875% 4/15/30 #	400,000	381,354
Newmont 2.60% 7/15/32	15,000	12,263
Novelis 144A 4.75% 1/30/30 #	500,000	444,831
Sherwin-Williams 3.30% 5/15/50	145,000	103,313
		1,894,316
Brokerage — 0.34%
NFP
144A 6.875% 8/15/28 #	309,000	268,654
144A 7.50% 10/1/30 #	155,000	150,211
		418,865
Capital Goods — 3.35%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	320,000	259,720
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	150,000	129,015
144A 4.00% 9/1/29 #	200,000	158,622
Bombardier
144A 6.00% 2/15/28 #	270,000	255,503
144A 7.50% 2/1/29 #	85,000	84,114

Canpack 144A 3.875% 11/15/29 #	154,000	125,529
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	165,000	145,831
CP Atlas Buyer 144A 7.00% 12/1/28 #	395,000	310,519
NQ- IV930 [0623] 0823 (3050901)    1

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

GFL Environmental 144A 5.125% 12/15/26 #	78,000	$ 75,324
Lockheed Martin 4.75% 2/15/34	60,000	59,890
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	350,000	348,106
144A 9.25% 4/15/27 #	125,000	115,522

Raytheon Technologies 5.15% 2/27/33	75,000	76,058
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	313,000	280,810
Sealed Air 144A 5.00% 4/15/29 #	220,000	204,937
Standard Industries
144A 3.375% 1/15/31 #	262,000	211,210
144A 4.375% 7/15/30 #	40,000	34,680
144A 4.75% 1/15/28 #	38,000	35,425
TransDigm
4.625% 1/15/29	177,000	157,659
5.50% 11/15/27	551,000	520,342

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	657,000	42,705
White Cap Buyer 144A 6.875% 10/15/28 #	345,000	313,117
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	203,000	194,670
		4,139,308
Communications — 6.88%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	311,000	263,282
Altice France 144A 5.125% 7/15/29 #	254,000	180,567
AMC Networks 4.25% 2/15/29	340,000	183,157
AT&T
3.50% 9/15/53	110,000	77,949
5.40% 2/15/34	40,000	40,088
CCO Holdings
144A 4.50% 8/15/30 #	696,000	580,179
144A 5.375% 6/1/29 #	245,000	221,731

Charter Communications Operating 3.85% 4/1/61	95,000	57,540
CMG Media 144A 8.875% 12/15/27 #	485,000	340,665
Comcast 4.55% 1/15/29	45,000	44,214
Connect Finco 144A 6.75% 10/1/26 #	200,000	194,443
Consolidated Communications
144A 5.00% 10/1/28 #	122,000	91,695
144A 6.50% 10/1/28 #	620,000	489,800
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings
144A 5.00% 11/15/31 #		254,000	$ 118,543
144A 5.375% 2/1/28 #		285,000	229,425
144A 5.75% 1/15/30 #		402,000	190,381

Cumulus Media New Holdings 144A 6.75% 7/1/26 #		420,000	289,218
Digicel International Finance 144A 8.75% 5/25/24 #		411,000	377,093
Directv Financing 144A 5.875% 8/15/27 #		338,000	306,502
DISH DBS 144A 5.75% 12/1/28 #		385,000	287,079
Frontier Communications Holdings
144A 5.00% 5/1/28 #		186,000	160,662
144A 5.875% 10/15/27 #		359,000	329,830
5.875% 11/1/29		310,847	227,232
144A 6.00% 1/15/30 #		200,000	147,296
144A 6.75% 5/1/29 #		174,000	135,168

Gray Escrow II 144A 5.375% 11/15/31 #		500,000	331,946
Gray Television 144A 4.75% 10/15/30 #		165,000	112,070
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,114,223	428,976
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	70,239
Northwest Fiber 144A 4.75% 4/30/27 #		530,000	468,573
Sable International Finance 144A 5.75% 9/7/27 #		240,000	225,250
Sirius XM Radio 144A 4.125% 7/1/30 #		595,000	486,386
Telesat Canada
144A 5.625% 12/6/26 #		678,000	419,024
144A 6.50% 10/15/27 #		118,000	48,569

T-Mobile USA 5.05% 7/15/33		65,000	63,851
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		265,000	220,629
Warnermedia Holdings 5.141% 3/15/52		90,000	73,342
			8,512,594
Consumer Cyclical — 5.73%
Allison Transmission 144A 5.875% 6/1/29 #		440,000	429,550
Amazon.com 2.50% 6/3/50		105,000	69,932
Arches Buyer 144A 6.125% 12/1/28 #		409,000	352,865

2    NQ- IV930 [0623] 0823 (3050901)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Asbury Automotive Group
4.50% 3/1/28	344,830	$ 316,509
144A 4.625% 11/15/29 #	8,000	7,110
4.75% 3/1/30	345,830	307,688
144A 5.00% 2/15/32 #	8,000	6,974

Bath & Body Works 6.875% 11/1/35	375,000	343,693
Boyd Gaming
4.75% 12/1/27	350,000	331,932
144A 4.75% 6/15/31 #	15,000	13,416

Caesars Entertainment 144A 8.125% 7/1/27 #	289,000	296,108
Carnival
144A 5.75% 3/1/27 #	266,000	245,123
144A 7.625% 3/1/26 #	641,000	628,388

Clarios Global 144A 8.50% 5/15/27 #	240,000	240,843
Ford Motor 4.75% 1/15/43	210,000	161,671
Ford Motor Credit 7.35% 3/6/30	200,000	204,473
General Motors Financial 5.85% 4/6/30	115,000	114,105
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	526,000	490,312
Michaels
144A 5.25% 5/1/28 #	163,000	131,862
144A 7.875% 5/1/29 #	122,000	82,350

Murphy Oil USA 4.75% 9/15/29	60,000	55,141
PetSmart 144A 7.75% 2/15/29 #	650,000	646,580
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	339,000	316,468
Scientific Games Holdings 144A 6.625% 3/1/30 #	415,000	365,584
Scientific Games International 144A 7.25% 11/15/29 #	335,000	335,720
Staples
144A 7.50% 4/15/26 #	514,000	425,216
144A 10.75% 4/15/27 #	162,000	94,339

VICI Properties 4.95% 2/15/30	75,000	70,424
		7,084,376
Consumer Non-Cyclical — 2.96%
American Greetings 144A 8.75% 4/15/25 #	67,000	65,155
Amgen
5.25% 3/2/30	45,000	45,124
5.25% 3/2/33	37,000	37,065

CHS 144A 5.25% 5/15/30 #	300,000	236,629
CVS Health 2.70% 8/21/40	170,000	118,796
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DaVita
144A 3.75% 2/15/31 #	160,000	$ 128,129
144A 4.625% 6/1/30 #	100,000	85,959

Endo Luxembourg Finance I 144A 6.125% 4/1/29 #, ‡	38,000	28,158
HCA 3.50% 7/15/51	42,000	29,100
Heartland Dental 144A 8.50% 5/1/26 #	347,000	311,298
JBS USA Lux 144A 3.00% 2/2/29 #	120,000	102,060
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	669,000	531,945
Medline Borrower 144A 3.875% 4/1/29 #	504,000	438,484
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	118,000	87,431
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	454,000	336,147
Pfizer Investment Enterprises
4.75% 5/19/33	65,000	64,780
5.11% 5/19/43	50,000	50,146
5.30% 5/19/53	40,000	41,619

Pilgrim's Pride 4.25% 4/15/31	406,000	348,545
Tenet Healthcare
4.375% 1/15/30	305,000	275,523
6.125% 10/1/28	190,000	183,095
144A 6.75% 5/15/31 #	90,000	90,332

Zoetis 5.40% 11/14/25	25,000	25,083
		3,660,603
Electric — 1.12%
Berkshire Hathaway Energy 2.85% 5/15/51	60,000	38,865
Calpine
144A 5.00% 2/1/31 #	250,000	207,088
144A 5.125% 3/15/28 #	235,000	210,039

Duke Energy Carolinas 4.95% 1/15/33	40,000	39,724
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	91,995
NextEra Energy Capital Holdings 3.00% 1/15/52	40,000	26,362
Southern 5.70% 10/15/32	45,000	46,607
Vistra 144A 7.00% 12/15/26 #, μ, ψ	715,000	624,642
Vistra Operations 144A 4.30% 7/15/29 #	109,000	96,694
		1,382,016

NQ- IV930 [0623] 0823 (3050901)    3

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 5.90%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	309,000	$ 275,993
144A 7.00% 11/1/26 #	214,000	207,332

Bellatrix Exploration 12.50% 12/15/23 =	193,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	145,000	137,001
144A 8.00% 8/1/28 #	465,000	460,310

Cheniere Energy Partners 144A 5.95% 6/30/33 #	50,000	50,208
CNX Midstream Partners 144A 4.75% 4/15/30 #	155,000	131,622
CNX Resources 144A 6.00% 1/15/29 #	325,000	301,563
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	172,000	163,228
144A 6.00% 2/1/29 #	36,000	33,651
144A 7.375% 2/1/31 #	185,000	182,561

Diamondback Energy 4.25% 3/15/52	74,000	56,843
Energy Transfer 6.50% 11/15/26 μ, ψ	262,000	238,635
EQM Midstream Partners
144A 4.75% 1/15/31 #	383,000	335,946
6.50% 7/15/48	130,000	117,766

Ferrellgas 144A 5.375% 4/1/26 #	160,000	148,961
Genesis Energy
7.75% 2/1/28	300,000	285,693
8.00% 1/15/27	519,000	506,602
Hilcorp Energy I
144A 6.00% 2/1/31 #	225,000	201,404
144A 6.25% 4/15/32 #	520,000	464,295

Murphy Oil 6.375% 7/15/28	885,000	873,162
NuStar Logistics
6.00% 6/1/26	201,000	195,976
6.375% 10/1/30	200,000	191,038

Occidental Petroleum 6.125% 1/1/31	64,000	65,051
Southwestern Energy 5.375% 3/15/30	490,000	457,727
USA Compression Partners
6.875% 4/1/26	190,000	186,294
6.875% 9/1/27	285,000	272,428

Vital Energy 10.125% 1/15/28	440,000	431,871
Weatherford International 144A 8.625% 4/30/30 #	320,000	325,177
		7,298,338
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.79%
AerCap Holdings 5.875% 10/10/79 μ	385,000	$ 363,666
Air Lease
2.875% 1/15/32	35,000	28,130
4.65% 6/15/26 μ, ψ	335,000	280,415
Aviation Capital Group
144A 3.50% 11/1/27 #	105,000	92,826
144A 6.25% 4/15/28 #	20,000	19,972

Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	210,000	187,149
		972,158
Insurance — 1.12%
American International Group 5.125% 3/27/33	105,000	102,617
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >	282,744	261,538
Berkshire Hathaway Finance 3.85% 3/15/52	95,000	78,617
HUB International 144A 5.625% 12/1/29 #	265,000	238,001
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	290,000	296,193
144A 10.50% 12/15/30 #	215,000	216,914
UnitedHealth Group
4.20% 5/15/32	79,000	75,451
5.05% 4/15/53	121,000	120,360
		1,389,691
Natural Gas — 0.10%
Atmos Energy 2.85% 2/15/52	45,000	30,449
Southern California Gas 5.20% 6/1/33	60,000	59,238
Southern Co. Gas Capital 5.15% 9/15/32	35,000	34,800
		124,487
Real Estate Investment Trusts — 0.03%
American Homes 4 Rent 3.625% 4/15/32	45,000	38,932
		38,932
Technology — 2.95%
Apple 4.30% 5/10/33	40,000	39,805
Autodesk 2.40% 12/15/31	35,000	28,662
CDW
3.276% 12/1/28	45,000	39,119
3.569% 12/1/31	470,000	397,272

CommScope 144A 8.25% 3/1/27 #	140,000	112,193
CommScope Technologies 144A 6.00% 6/15/25 #	257,000	239,869

4    NQ- IV930 [0623] 0823 (3050901)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Entegris Escrow
144A 4.75% 4/15/29 #	239,000	$ 222,092
144A 5.95% 6/15/30 #	525,000	503,804

Iron Mountain 144A 5.25% 7/15/30 #	715,000	644,923
Micron Technology 5.875% 9/15/33	240,000	237,951
NCR
144A 5.00% 10/1/28 #	318,000	284,162
144A 5.125% 4/15/29 #	8,000	7,090
144A 5.25% 10/1/30 #	106,000	92,311
144A 6.125% 9/1/29 #	144,000	144,250
Oracle
3.60% 4/1/50	63,000	45,054
5.55% 2/6/53	62,000	60,082
Seagate HDD Cayman
5.75% 12/1/34	123,000	109,275
144A 8.25% 12/15/29 #	115,000	120,218

Sensata Technologies 144A 4.00% 4/15/29 #	360,000	320,826
		3,648,958
Transportation — 0.49%
American Airlines 144A 5.75% 4/20/29 #	238,142	231,445
Burlington Northern Santa Fe 2.875% 6/15/52	55,000	37,674
ERAC USA Finance
144A 4.90% 5/1/33 #	55,000	53,789
144A 5.40% 5/1/53 #	20,000	19,983

Grupo Aeromexico 144A 8.50% 3/17/27 #	300,000	268,701
		611,592
Total Corporate Bonds (cost $46,492,764)		42,155,796

Non-Agency Commercial Mortgage-Backed Securities — 0.75%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	85,301
Series 2020-BN26 A4 2.403% 3/15/63	220,000	182,714
Series 2021-BN32 A5 2.643% 4/15/54	250,000	207,972
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	181,172
Series 2020-B22 A5 1.973% 1/15/54	100,000	78,213
		Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 A5 3.458% 3/15/55		225,000	$ 196,548
Total Non-Agency Commercial Mortgage-Backed Securities (cost $975,880)			931,920

Loan Agreements — 1.36%
Applied Systems 2nd Lien 11.99% (SOFR03M + 6.75%) 9/17/27 •		450,953	452,080
Foresight Energy Operating Tranche A 13.341% (SOFR03M + 8.10%) 6/30/27 •		210,993	205,719
Jones DesLauriers Insurance Management 1st Lien
9.27% (CDOR03M + 4.25%) 3/27/28 •	CAD	50,362	37,731
9.292% (CDOR03M + 4.25%) 3/27/28 •	CAD	221,114	165,658

MLN US HoldCo 1st Lien 11.782% (SOFR03M + 6.70%) 10/18/27 •		871,480	501,101
MLN US HoldCo Tranche B 14.332% (SOFR03M + 9.25%) 10/18/27 •		376,000	188,000
Swf Holdings I 9.22% (SOFR01M + 4.11%) 10/6/28 •		166,888	135,596
Total Loan Agreements (cost $2,199,763)			1,685,885

US Treasury Obligations — 1.57%
US Treasury Bonds
2.25% 8/15/46		235,000	171,821
3.625% 5/15/53		185,000	177,831
US Treasury Notes
3.375% 5/15/33		210,000	202,552
3.50% 1/31/30		85,000	82,500
3.50% 4/30/30		450,000	436,992
4.125% 6/15/26		95,000	94,050
4.125% 10/31/27		785,000	781,044
Total US Treasury Obligations (cost $1,983,357)			1,946,790
Number of shares
Common Stocks — 51.53%
Basic Industry — 0.46%
Foresight Energy =, †	31,163	560,625

NQ- IV930 [0623] 0823 (3050901)    5

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Westmoreland Coal =, †	146	$ 2,183
		562,808
Capital Goods — 0.36%
Otis Worldwide	4,934	439,175
		439,175
Communication Services — 0.59%
Orange	62,190	726,780
		726,780
Consumer Cyclical — 0.37%
Studio City International Holdings †	60,131	417,231
True Religion Apparel =, †	2	38,719
		455,950
Consumer Discretionary — 4.30%
adidas AG	5,680	1,102,647
Amadeus IT Group †	14,859	1,131,519
H & M Hennes & Mauritz Class B	50,180	862,961
Kering	786	434,028
Sodexo	8,576	944,367
Studio City International Holdings ADR †	34,710	240,842
Swatch Group	2,060	602,328
		5,318,692
Consumer Non-Cyclical — 9.79%
Clorox	7,630	1,213,475
Fresenius Medical Care AG & Co.	7,740	369,903
Henry Schein †	13,473	1,092,660
Ingredion	8,980	951,431
Intertek Group	11,800	639,654
Kimberly-Clark	6,434	888,278
Lamb Weston Holdings	5,950	683,953
Merck & Co.	8,800	1,015,432
Pfizer	26,888	986,252
Roche Holding	2,701	825,075
Securitas Class B	101,310	832,135
Smith & Nephew	77,010	1,242,428
Unilever	26,286	1,368,823
		12,109,499
Consumer Staples — 6.78%
Archer-Daniels-Midland	3,755	283,728
Asahi Group Holdings	9,100	353,078
Bunge	4,321	407,686
Danone	20,810	1,275,309
Diageo	29,924	1,286,463
Essity Class B	31,450	837,566
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Kao	16,400	$ 595,155
Koninklijke Ahold Delhaize	48,750	1,662,035
Nestle	14,020	1,686,488
		8,387,508
Energy — 3.66%
BP ADR	9,008	317,892
Chesapeake Energy	3,601	301,332
Chord Energy	674	103,661
Enbridge	12,055	448,076
Kimbell Royalty Partners	33,286	489,637
Occidental Petroleum	5,767	339,100
Parex Resources	9,918	198,847
Permian Resources	15,490	169,770
Schlumberger	6,375	313,140
Shell	23,508	701,283
TC Energy	10,970	443,354
Unit	6,476	310,071
Valero Energy	3,360	394,128
		4,530,291
Financial Services — 0.28%
New Cotai =, †	318,315	334,509
Riverbed Holdings =, †	31,305	7,826
		342,335
Financials — 0.71%
Visa Class A	3,695	877,489
		877,489
Healthcare — 1.36%
Aedifica	480	30,781
Healthcare Realty Trust	6,040	113,914
HealthCo REIT	38,920	34,093
Healthpeak Properties	8,070	162,207
Novo Nordisk Class B	4,710	760,853
Welltower	7,220	584,026
		1,685,874
Home builders — 0.10%
China Resources Land	4,000	17,023
Lifestyle Communities	3,310	34,727
Sekisui House	2,000	40,399
Sumitomo Forestry	1,500	36,434
		128,583
Industrials — 4.24%
ALEATICA †	473,899	941,320
Atlas Arteria	103,160	428,422
CCR	147,761	432,957
East Japan Railway	7,500	415,901
Enav 144A #	102,660	437,431
GrafTech International	20,978	105,729

6    NQ- IV930 [0623] 0823 (3050901)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Knorr-Bremse	8,800	$ 672,704
Makita	18,800	531,406
Sacyr	130,383	446,149
Transurban Group	43,394	413,170
Vinci	3,609	419,349
		5,244,538
Materials — 4.51%
Air Liquide	6,882	1,234,184
Alcoa	7,881	267,402
Anglo American	17,934	510,644
CF Industries Holdings	1,517	105,310
Corteva	7,349	421,098
Endeavour Mining	6,137	147,384
ERO Copper †	16,047	324,635
Freeport-McMoRan	6,617	264,680
Hudbay Minerals	41,644	199,891
Kinross Gold	66,400	316,728
Newmont	12,852	548,266
Nutrien	8,874	524,010
Sylvamo	3,152	127,498
United States Steel	3,904	97,639
Vale ADR	15,191	203,863
Wheaton Precious Metals	6,717	290,309
		5,583,541
Real Estate — 0.86%
Mitsubishi Estate	15,200	180,581
Sumitomo Realty & Development	6,100	151,164
Weyerhaeuser	21,772	729,580
		1,061,325
REIT Diversified — 1.11%
CapitaLand Ascendas REIT	78,700	158,846
Charter Hall Group	8,140	58,354
CK Asset Holdings	9,500	52,789
DigitalBridge Group	3,280	48,249
Fastighets Balder Class B †	8,630	31,599
Inmobiliaria Colonial Socimi	9,280	56,268
Land Securities Group	9,790	71,583
Mapletree Logistics Trust	119,900	144,210
Mapletree Pan Asia Commercial Trust	70,600	84,934
Nomura Real Estate Master Fund	160	184,541
Shaftesbury Capital	21,151	30,918
Sun Hung Kai Properties	19,000	240,058
United Urban Investment	120	121,128
Wharf Real Estate Investment	18,000	90,313
		1,373,790
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Healthcare — 0.20%
Alexandria Real Estate Equities	2,150	$ 244,003
		244,003
REIT Industrial — 1.26%
Americold Realty Trust	7,410	239,343
Goodman Group	10,590	142,360
Mitsubishi Estate Logistics REIT Investment	32	91,783
Nippon Prologis REIT	60	120,588
Prologis	5,290	648,713
Rexford Industrial Realty	2,400	125,328
Segro	11,120	101,412
Warehouses De Pauw CVA	3,320	91,176
		1,560,703
REIT Information Technology — 0.98%
American Tower	540	104,728
Digital Realty Trust	3,780	430,428
Equinix	870	682,028
		1,217,184
REIT Lodging — 0.17%
Ryman Hospitality Properties	1,520	141,238
Xenia Hotels & Resorts	5,890	72,506
		213,744
REIT Mall — 0.13%
Simon Property Group	1,380	159,362
		159,362
REIT Manufactured Housing — 0.33%
Equity LifeStyle Properties	3,080	206,021
Sun Communities	1,530	199,604
		405,625
REIT Multifamily — 0.94%
American Homes 4 Rent Class A	4,780	169,451
Boardwalk Real Estate Investment Trust	1,460	68,539
Canadian Apartment Properties REIT	3,380	129,766
CapitaLand Ascott Trust	1,904	1,526
Equity Residential	3,420	225,617
Gecina	740	78,942
InterRent Real Estate Investment Trust	6,030	58,354
LEG Immobilien †	870	50,198
UDR	3,700	158,952
UNITE Group	9,580	106,121

NQ- IV930 [0623] 0823 (3050901)    7

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Vonovia	5,820	$ 113,663
		1,161,129
REIT Office — 0.21%
Castellum	4,020	38,482
Derwent London	1,530	39,826
Fabege	4,520	32,563
Japan Real Estate Investment	17	64,695
Tokyu REIT	50	66,806
Wihlborgs Fastigheter	3,040	22,004
		264,376
REIT Retail — 0.15%
Link REIT	25,623	142,647
Unibail-Rodamco-Westfield †	840	44,305
		186,952
REIT Self-Storage — 0.79%
Big Yellow Group	6,080	82,967
Extra Space Storage	1,980	294,723
Life Storage	1,940	257,942
National Storage REIT	42,060	66,023
Public Storage	920	268,530
		970,185
REIT Shopping Center — 0.37%
Federal Realty Investment Trust	1,880	181,928
Kite Realty Group Trust	12,350	275,899
		457,827
REIT Single Tenant — 0.66%
Agree Realty	4,340	283,793
Realty Income	8,790	525,554
		809,347
REIT Specialty — 0.26%
Invitation Homes	9,440	324,736
		324,736
Technology — 1.57%
Cellnex Telecom 144A #	13,274	536,320
NEXTDC †	6,620	55,825
SAP	9,880	1,349,681
		1,941,826
Utilities — 4.03%
APA Group	39,392	254,864
Enel	65,957	444,710
Hydro One 144A #	14,788	422,514
National Grid	33,111	438,998
Orsted 144A #	4,613	437,323
Pennon Group	44,778	404,593
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
PPL	16,597	$ 439,157
Severn Trent	12,806	417,479
Snam	82,504	431,195
SSE	18,789	440,604
Terna - Rete Elettrica Nazionale	51,938	442,988
United Utilities Group	33,757	412,764
		4,987,189
Total Common Stocks (cost $63,835,429)		63,732,366

Preferred Stocks — 0.58%
Henkel AG & Co. 2.64% ω	8,760	700,592
True Religion Apparel 6.25% =, ω	2	10,280
Total Preferred Stocks (cost $747,613)		710,872

Exchange-Traded Funds — 5.27%
SPDR S&P Global Natural Resources ETF	9,862	531,660
Vanguard Global ex-U.S. Real Estate ETF	220	8,842
Vanguard High Dividend Yield ETF	34,003	3,606,698
Vanguard International High Dividend Yield ETF	37,136	2,346,995
Vanguard Real Estate ETF	210	17,548
Total Exchange-Traded Funds (cost $6,604,918)		6,511,743

Master Limited Partnerships — 0.41%
Black Stone Minerals	31,609	504,164
Total Master Limited Partnerships (cost $309,870)		504,164

Rights — 0.01%
Aedifica †	480	638
Sacyr †	133,596	11,969
Total Rights (cost $11,395)		12,607

Warrants — 0.01%
California Resources †	1,167	13,841

8    NQ- IV930 [0623] 0823 (3050901)

(Unaudited)
Value (US $)

Warrants (continued)
Total Warrants (cost $101,593)	13,841

Total Value of Securities—98.97% (cost $127,091,783)	122,410,905
Receivables and Other Assets Net of Liabilities—1.03%	1,273,490
Net Assets Applicable to 13,027,180 Shares Outstanding—100.00%	$123,684,395
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $31,810,028, which represents 25.72% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $161,700 cash collateral held at broker for futures contracts as of June 30, 2023.
NQ- IV930 [0623] 0823 (3050901)    9

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
 The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
TD	CAD	(195,000)	USD	145,803	8/25/23	$(1,529)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 2 yr Notes	$203,344	$206,237	9/29/23	$—	$(2,893)	$(31)
2	US Treasury 5 yr Notes	214,188	216,355	9/29/23	—	(2,167)	—
(4)	US Treasury 10 yr Notes	(449,063)	(456,349)	9/20/23	7,286	—	(563)
(4)	US Treasury 10 yr Ultra Notes	(473,750)	(479,459)	9/20/23	5,709	—	(1,187)
Total Futures Contracts			$(513,216)		$12,995	$(5,060)	$(1,781)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are  reflected in the Fund's net assets.
See Note 0 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CDOR03M – 3 Month Canadian Dollar Offered Rate
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor's Depositary Receipt
TD – TD Bank
yr – Year
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
USD – US Dollar

10    NQ- IV930 [0623] 0823 (3050901)